Condensed Consolidated Statements of Changes in Partners' Capital (Parenthetical)	6 Months Ended
Jun. 30, 2020 $ / shares
Statement of Stockholders' Equity [Abstract]
Distribution Made To Limited Partner Distributions Paid Per Unit	$ 0.30